Shareholder Report, Average Annual Return (Details) 193831_Innovator U.S. Equity Ultra Buffer ETF - March_TF_TSR Annual {TF}	12 Months Ended	60 Months Ended	68 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
Innovator U.S. Equity Ultra Buffer ETF™ - March
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Innovator U.S. Equity Ultra Buffer ETF - March NAV
Average Annual Return, Percent	12.82%	7.87%	7.56%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	21.45%	17.64%	17.72%
S&P 500 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500
Average Annual Return, Percent	19.89%	15.91%	15.95%